Bank and Other Borrowing - Schedule of Components of Bank Borrowing (Details)		Sep. 30, 2025 HKD ($)		Sep. 30, 2025 USD ($)		Mar. 31, 2025 HKD ($)		Mar. 31, 2025 USD ($)		Mar. 31, 2024 HKD ($)
Schedule of Components of Bank Borrowing [Line Items]
Total		$ 10,797,780		$ 1,387,729		$ 8,130,873		$ 1,045,113		$ 9,000,000
Less: bank borrowing – current		(4,053,671)		(520,977)		(913,024)		(117,357)		(861,449)
Bank borrowing – non-current		6,744,109		866,752		7,217,849		927,756		8,138,551
The Bank of East Asia Limited [Member]
Schedule of Components of Bank Borrowing [Line Items]
Total		7,677,780	[1]	986,747	[1]	8,130,873	[1]	$ 1,045,113	[2]	$ 9,000,000	[2]
Goldcrest Capital Limited [Member]
Schedule of Components of Bank Borrowing [Line Items]
Total	[3]	$ 3,120,000		$ 400,982

[1]	On March 16, 2023, Ctrl Media borrowed a non-revolving term loan of HK$9.0 million (US$1.1 million) as working capital for ten years at an annual interest rate of 3.4% which is 2.5% below the prime lending rate for Hong Kong under the loan agreement with The Bank of East Asia signed on March 7, 2023. According to the repayment schedule, the principal amount is repayable by 120 unequal monthly instalments and started to repay on March 16, 2023. All amounts (including any remaining balance of principal, accrued interest and any other sums) outstanding on March 16, 2033 shall be fully repaid on that day. The loan was secured by 1) personal guarantees of Mr. Shum Tsz Chung and 2) the SME Financing Guarantee Scheme operated by HKMC Insurance Limited.
[2]	On March 16, 2023, Ctrl Media borrowed a non-revolving term loan of HK$9.0 million (US$1.1 million) as working capital for ten years at an annual interest rate of 3.4% which is 2.5% below the prime lending rate for Hong Kong under the loan agreement with The Bank of East Asia signed on March 7, 2023. According to the repayment schedule, the principal amount is repayable by 120 unequal monthly instalments and started to repay on March 16, 2023. All amounts (including any remaining balance of principal, accrued interest and any other sums) outstanding on March 16, 2033 shall be fully repaid on that day. The loan was secured by 1) personal guarantees of Mr. Shum Tsz Chung and 2) the SME Financing Guarantee Scheme operated by HKMC Insurance Limited.
[3]	On September 15, 2025, Ctrl Solution granted a loan facilities with Goldcrest Capital Limited which up to US$2,000,000 with an annual interest rate 12%. The available period is the period of the twelve months commencing from the date of the loan facilities letter. Ctrl Solution drawdown of HK$3.1 million (US$0.4 million) as working capital. According to the deed of variation that agreed on January 15,2026, Ctrl Solution shall repay all the outstanding amount on or before April 15,2026.